Risk management - Schedule of Financial Instruments Outstanding (Detail) - 12 months ended Dec. 31, 2017 € in Millions, £ in Millions, CAD in Millions	CAD Mcf bbl CAD_per_GBP CAD_per_EUR bbl_per_D USD_per_bbl CAD_perUSD	GBP (£) Mcf bbl CAD_per_GBP CAD_per_EUR bbl_per_D USD_per_bbl CAD_perUSD	EUR (€) Mcf bbl CAD_per_GBP CAD_per_EUR bbl_per_D USD_per_bbl CAD_perUSD
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value | CAD	CAD (50)
W T I swaps [member] | Apr/19 - Jun/19 [member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume | bbl_per_D	1,000	1,000	1,000
Financial instruments, remaining term, description	Apr/19 - Jun/19
Financial instruments, benchmark pricing per unit | USD_per_bbl	57.70	57.70	57.70
Foreign exchange forward contracts on revenue [member] | FX Collar USD [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate on collar | CAD_perUSD	1.21	1.21	1.21
Foreign exchange forward contracts on revenue [member] | FX Collar CAD [member]
Disclosure of detailed information about financial instruments [line items]
Foreign exchange collar rate | CAD_perUSD	1.272	1.272	1.272
Foreign exchange forward contracts on revenue [member] | FX swap [member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume	24	24	24
Financial instruments, remaining term, description	2018
Foreign exchange forward rate | CAD_perUSD	1.2768	1.2768	1.2768
Foreign exchange forward contracts on revenue [member] | FX swap1[member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume	24	24	24
Financial instruments, remaining term, description	2018
Foreign exchange forward rate | CAD_perUSD	1.2500	1.2500	1.2500
Foreign exchange forward contracts on revenue [member] | FX swap 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume	24	24	24
Financial instruments, remaining term, description	2018
Foreign exchange forward rate | CAD_perUSD	1.2568	1.2568	1.2568
Foreign exchange forward contracts on revenue [member] | FX Swap 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume	24	24	24
Financial instruments, remaining term, description	2018
Foreign exchange forward rate | CAD_perUSD	1.2803	1.2803	1.2803
Foreign exchange forward contracts on revenue [member] | FX swap 4 [member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume	12	12	12
Financial instruments, remaining term, description	2018
Foreign exchange forward rate | CAD_perUSD	1.2840	1.2840	1.2840
Foreign exchange forward contracts on revenue [member] | FX collar [member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume	24	24	24
Financial instruments, remaining term, description	2018
Foreign exchange forward contracts on revenue [member] | FX swap [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value | CAD	CAD 1
Foreign exchange forward contracts on revenue [member] | FX Swap 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value | CAD	CAD 1
Cross currency swaps [member] | 6.95 % swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional value | £		£ 57
Financial instruments, remaining term, description	2018
Financial instruments, currency exchange pricing per unit | CAD_per_GBP	2.0075	2.0075	2.0075
Financial liabilities, at fair value | CAD	CAD (18)
Cross currency swaps [member] | 6.95 % swaps one [member]
Disclosure of detailed information about financial instruments [line items]
Notional value | £		£ (57)
Financial instruments, remaining term, description	2018
Financial instruments, currency exchange pricing per unit | CAD_per_GBP	1.7049	1.7049	1.7049
Cross currency swaps [member] | 9.15% swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional value | £		£ 5
Financial instruments, remaining term, description	2019
Financial instruments, currency exchange pricing per unit | CAD_per_GBP	1.8051	1.8051	1.8051
Cross currency swaps [member] | 9.22% swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional value | €			€ 10
Financial instruments, remaining term, description	2019
Financial instruments, currency exchange pricing per unit | CAD_per_EUR	1.587	1.587	1.587
Natural gas [member] | A E C O swaps [member] | Jan/18 - Mar/18 [member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume | Mcf	1,900	1,900	1,900
Financial instruments, remaining term, description	Jan/18 - Mar/18
Financial instruments, benchmark pricing per unit | Mcf	3.19	3.19	3.19
Natural gas [member] | A E C O swaps [member] | Jan/18 - Jun/18 [member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume | Mcf	1,900	1,900	1,900
Financial instruments, remaining term, description	Jan/18 - Jun/18
Financial instruments, benchmark pricing per unit | Mcf	2.91	2.91	2.91
Natural gas [member] | A E C O swaps [member] | Jul/17 -Sep/17 [member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume | Mcf	1,900	1,900	1,900
Financial instruments, remaining term, description	Jan/18 - Sep/18
Financial instruments, benchmark pricing per unit | Mcf	2.69	2.69	2.69
Financial liabilities, at fair value | CAD	CAD 1
Natural gas [member] | A E C O swaps [member] | Jan/17 -Mar/17 [member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume | Mcf	3,800	3,800	3,800
Financial instruments, remaining term, description	Jan/18 - Mar/18
Financial instruments, benchmark pricing per unit | Mcf	3.33	3.33	3.33
Natural gas [member] | A E C O swaps [member] | Jan/18 - Jun/18 [member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume | Mcf	3,800	3,800	3,800
Financial instruments, remaining term, description	Jan/18 - Jun/18
Financial instruments, benchmark pricing per unit | Mcf	2.84	2.84	2.84
Financial liabilities, at fair value | CAD	CAD 1
Natural gas [member] | A E C O swaps [member] | Jan/18 - Dec/18 [member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume | Mcf	15,200	15,200	15,200
Financial instruments, remaining term, description	Jan/18 - Dec/18
Financial instruments, benchmark pricing per unit | Mcf	2.67	2.67	2.67
Financial liabilities, at fair value | CAD	CAD 6
Natural gas [member] | Ventura [member] | Jan/18 - Dec/18 [member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume | Mcf	7,500	7,500	7,500
Financial instruments, remaining term, description	Jan/18 - Dec/18
Financial instruments, benchmark pricing per unit | Mcf	2.79	2.79	2.79
Crude oil [member] | W T I swaps [member] | Jan/18 - Mar/18 [member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume	6,000	6,000	6,000
Financial instruments, remaining term, description	Jan/18 - Mar/18
Financial instruments, benchmark pricing per unit	51.07	51.07	51.07
Financial liabilities, at fair value | CAD	CAD (6)
Crude oil [member] | W T I swaps [member] | Jan/18 - Jun/18 [member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume	1,000	1,000	1,000
Financial instruments, remaining term, description	Jan/18 - Jun/18
Financial instruments, benchmark pricing per unit	71.00	71.00	71.00
Financial liabilities, at fair value | CAD	CAD (1)
Crude oil [member] | W T I swaps [member] | Jan/18 - Dec/18 [member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume	4,000	4,000	4,000
Financial instruments, remaining term, description	Jan/18 - Dec/18
Financial instruments, benchmark pricing per unit	71.04	71.04	71.04
Financial liabilities, at fair value | CAD	CAD (5)
Crude oil [member] | W T I swaps [member] | Apr/17 - Jun/17 [member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume	2,000	2,000	2,000
Financial instruments, remaining term, description	Jul/18 - Dec/18
Financial instruments, benchmark pricing per unit	50.09	50.09	50.09
Financial liabilities, at fair value | CAD	CAD (4)
Crude oil [member] | W T I swaps [member] | Apr/18 - Jun/18 [member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume	4,000	4,000	4,000
Financial instruments, remaining term, description	Apr/18 - Jun/18
Financial instruments, benchmark pricing per unit	50.95	50.95	50.95
Financial liabilities, at fair value | CAD	CAD (4)
Crude oil [member] | W T I swaps [member] | Jul/18 - Sep/18 [member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume	2,000	2,000	2,000
Financial instruments, remaining term, description	Jul/18 - Sep/18
Financial instruments, benchmark pricing per unit	51.90	51.90	51.90
Financial liabilities, at fair value | CAD	CAD (2)
Crude oil [member] | W T I swaps [member] | Oct/18 - Dec/18 [member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume	2,000	2,000	2,000
Financial instruments, remaining term, description	Oct/18 - Dec/18
Financial instruments, benchmark pricing per unit	50.81	50.81	50.81
Financial liabilities, at fair value | CAD	CAD (2)
Crude oil [member] | W T I swaps [member] | Jan/18 - Dec/18 One [member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume	1,000	1,000	1,000
Financial instruments, remaining term, description	Jan/18 - Dec/18
Financial instruments, benchmark pricing per unit	49.35	49.35	49.35
Financial liabilities, at fair value | CAD	CAD (4)
Crude oil [member] | W T I swaps [member] | Apr/18 - Dec/18 [member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume	2,000	2,000	2,000
Financial instruments, remaining term, description	Apr/18 - Dec/18
Financial instruments, benchmark pricing per unit	48.43	48.43	48.43
Financial liabilities, at fair value | CAD	CAD (7)
Crude oil [member] | W T I swaps [member] | Jul/18 - Mar/19 [member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume	1,000	1,000	1,000
Financial instruments, remaining term, description	Jul/18 - Mar/19
Financial instruments, benchmark pricing per unit	50.20	50.20	50.20
Financial liabilities, at fair value | CAD	CAD (3)
Crude oil [member] | W T I swaps [member] | Jab/19 - Mar/19 [member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume	2,000	2,000	2,000
Financial instruments, remaining term, description	Jan/19 - Mar/19
Financial instruments, benchmark pricing per unit	66.50	66.50	66.50
Financial liabilities, at fair value | CAD	CAD (1)
Crude oil [member] | W T I swaps [member] | Remaining Term January Two Thousand Nineteen To March Two Thousand Nineteen One [Member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume	2,000	2,000	2,000
Financial instruments, remaining term, description	Jan/19 - Mar/19
Financial instruments, benchmark pricing per unit	49.93	49.93	49.93
Financial liabilities, at fair value | CAD	CAD (1)
Crude oil [member] | W T I swaps [member] | Jan/19 - Jun/19 [member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume	4,000	4,000	4,000
Financial instruments, remaining term, description	Jan/19 - Jun/19
Financial instruments, benchmark pricing per unit	68.58	68.58	68.58
Financial liabilities, at fair value | CAD	CAD (2)
Crude oil [member] | W T I swaps [member] | Apr/19 - Jun/19 [member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume	1,000	1,000	1,000
Financial instruments, remaining term, description	Apr/19 - Jun/19
Financial instruments, benchmark pricing per unit	55.35	55.35	55.35